UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GARRETT NAGLE & CO., INC.
Address:     TWO INTERMATIONAL PLACE
             BOSTON, MA 02110

Form 13F File Number: 80-11370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        NOREEN L. WIGHT
Title:       VICE PRESIDENT
Phone:       617-737-9090

Signature, Place, and Date of Signing:

NOREEN L. WIGHT                         BOSTON, MA                     8/18/04
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:              107

Form 13F Information Table Value Total:          $88,419

List of Other Included Managers:
NONE

Garrett Nagle & Co., Inc. does not have
$100 million of equities under management and, therefore, will discontinue filing this report.